Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 $ / $ millionsPerDay USD ($)	Jun. 30, 2024 $ / $ USD ($) millionsPerDay	Dec. 31, 2024	Dec. 31, 2023 $ / $
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$		18.3773		16.9220
Refining | Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	101.75	105.12
Processed volume (millions per day) | millionsPerDay	885	1,029
Rate of U.S.$	18.8928	18.3773
Useful lives of the cash-generating units (year average)	12 years	11 years
Pre-tax discount rate	13.21%	14.50%	14.75%	13.68%
Gas | Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume (millions per day) | millionsPerDay	2,487	2,424
Rate of U.S.$	18.8928	18.3773
Useful lives of the cash-generating units (year average)	8 years	6 years
Pre-tax discount rate	14.28%	14.12%
Petrochemicals | Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	18.8928	18.3773
Useful lives of the cash-generating units (year average)	8 years	5 years
Pre-tax discount rate	10.52%	10.85%
Ethylene | Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	18.8928	18.3773
Useful lives of the cash-generating units (year average)	8 years	5 years
Pre-tax discount rate	10.52%	10.85%
Fertilizers | Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	18.8928	18.3773
Useful lives of the cash-generating units (year average)	15 years	5 years
Pre-tax discount rate	11.96%	11.87%